Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Purchased Loans (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Credit Loss [Abstract]
Purchase price	¥ 748	¥ 14	¥ 2,029	¥ 1,954
Allowance for credit losses at acquisition date	282	2,294	7,862	4,389
Discount or premium attributable to other factors	209	2	334	228
Par value	¥ 1,239	¥ 2,310	¥ 10,225	¥ 6,571